Chartered-in Vessels - Operating Leases (Details) $ in Millions	Sep. 30, 2021 USD ($) vessel
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 6.0
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 11.1
Teekay Tangguh Joint Venture [Member]
Lessee, Lease, Description [Line Items]
Number Of Vessels | vessel	2
Teekay Lng Marubeni Joint Venture [Member]
Lessee, Lease, Description [Line Items]
Equity Method Investment, Ownership Percentage	52.00%